Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.08%(a)
New York–93.02%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$ 1,750	$ 2,147,513
Series 2018 A, RB	5.00%	12/15/2048	2,585	3,170,938
Series 2018 B, RB(b)	5.00%	12/15/2033	335	413,596
Series 2018 B, RB(b)	5.00%	12/15/2034	250	307,741
Albany (County of), NY Industrial Development Agency (Rehabilitation Support Services, Inc. (The)); Series 1993 A, RB	8.38%	06/01/2023	175	175,175
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,560	1,489,175
Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/15/2025	315	361,049
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	2,369,546
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB	4.00%	07/01/2051	9,395	10,204,468
Albany Capital Resource Corp. (College Saint Rose (The));
Series 2011 A, RB(d)(e)	5.38%	12/13/2021	1,525	1,527,425
Series 2011 A, RB(d)(e)	5.63%	12/13/2021	1,315	1,317,191
Series 2011 A, RB(d)(e)	5.88%	12/13/2021	8,165	8,179,229
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	354,965
Series 2016 A, Ref. RB	5.00%	05/01/2028	400	470,810
Series 2016 A, Ref. RB	5.00%	05/01/2029	550	644,497
Series 2016 A, Ref. RB	5.00%	05/01/2030	350	408,156
Series 2016 A, Ref. RB	5.00%	05/01/2031	350	407,171
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	232,014
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,731,251
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	4,571,250
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,623,220
Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2045	1,000	1,187,378
Battery Park (City of), NY Authority (Sustainability Bonds); Series 2019, RB	4.00%	11/01/2044	4,000	4,745,111
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	2,047,643
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,667,871
Series 2020 B, RB	4.00%	11/01/2055	6,400	7,090,319
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(f)	0.00%	07/15/2034	3,685	2,703,316
Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	31,602,824
Broome County Local Development Corp. (Good Shepherd Village at Endwell);
Series 2021, Ref. RB	4.00%	07/01/2036	1,000	1,123,714
Series 2021, Ref. RB	4.00%	07/01/2041	1,550	1,728,672
Series 2021, Ref. RB	4.00%	01/01/2047	1,500	1,660,355
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(c)	4.00%	04/01/2050	3,500	3,994,240
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,500	1,680,037
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,500	1,661,482
Series 2017 A, Ref. RB	5.00%	06/01/2035	840	931,353
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	169,580
Series 2018, Ref. RB	5.00%	10/01/2033	150	181,339
Series 2018, Ref. RB	5.00%	10/01/2037	500	600,520
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,159,130
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	945,937
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	$ 300	$ 345,517
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	172,758
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	241,700
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	281,890
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	522,139
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,714,057
Series 2018, RB	5.00%	06/01/2048	2,415	2,690,248
Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	12,298,834
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	640,505
Series 2019, RB	4.00%	07/01/2049	1,300	1,491,200
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	1,052,726
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,789,216
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	5,263,111
Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	500	558,806
Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	1,100	1,229,373
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(g)	5.00%	06/01/2047	1,250	1,385,865
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(g)	5.63%	02/01/2039	1,100	1,202,717
Series 2019, RB(g)	5.75%	02/01/2049	1,330	1,446,020
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2041	610	671,422
Series 2021 A, RB	4.00%	06/15/2051	735	795,811
Series 2021 A, RB	4.00%	06/15/2056	530	571,386
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(b)(g)	4.50%	01/01/2025	1,080	1,150,187
Series 2014, Ref. RB(b)(g)	5.00%	01/01/2035	4,350	4,831,639
Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(g)	5.00%	06/01/2051	1,500	1,688,715
Series 2021 A, RB(g)	5.00%	06/01/2056	1,250	1,398,042
Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(g)	4.00%	11/01/2041	1,775	2,010,814
Series 2021 A, RB(g)	4.00%	11/01/2051	1,000	1,117,005
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,314,075
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB(d)(e)	5.00%	08/01/2022	860	887,570
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	1,095	1,247,475
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	4,531,571
Bushnell’s Basin Fire Association, Inc.; Series 2005 B, RB	5.75%	11/01/2030	2,090	2,089,905
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	216,592
Series 2014, RB	5.00%	05/01/2039	250	269,588
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	586,445
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	618,409
Chautauqua (City & County of), NY Utility District;
Series 2006, GO Bonds	5.00%	06/01/2023	95	95,326
Series 2006, GO Bonds	5.00%	06/01/2025	105	105,403
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.);
Series 2001 A, IDR(b)	4.85%	07/01/2023	215	216,134
Series 2001 A, IDR(b)	5.00%	07/01/2033	1,515	1,522,642
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(f)	0.00%	06/01/2027	1,000	942,963
Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB(g)	5.00%	07/01/2040	1,000	1,217,836
Series 2020 A, Ref. RB(g)	5.00%	07/01/2045	4,550	5,478,018
Series 2020 A, Ref. RB(g)	5.00%	07/01/2051	4,500	5,386,877
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	5.00%	07/01/2034	$ 1,135	$ 1,441,533
Series 2021, Ref. RB	4.00%	07/01/2036	1,040	1,212,404
Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,360,130
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(d)(e)	5.00%	07/01/2024	1,195	1,335,546
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,485,903
Series 2016 B, RB	4.00%	07/01/2034	6,410	7,200,622
Series 2016 B, RB	5.00%	07/01/2035	2,715	3,208,719
Series 2016 B, RB	5.00%	07/01/2046	25,775	30,194,583
Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,811,825
Dutchess County Local Development Corp. (Marist College); Series 2015 A, RB	5.00%	07/01/2036	2,335	2,670,470
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	4,105,938
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	1,023,311
Series 2017, Ref. RB	5.00%	07/01/2036	840	1,022,317
Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,465,780
Series 2017, Ref. RB	5.00%	07/01/2042	2,535	3,074,612
Series 2020, Ref. RB	5.00%	07/01/2045	5,000	6,390,644
Series 2020, Ref. RB	4.00%	07/01/2049	5,000	5,885,333
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(b)	6.75%	03/01/2030	1,320	1,319,918
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(b)	6.25%	06/01/2044	2,190	2,192,363
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,007,039
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,276,787
Series 2005 D, RB(f)	0.00%	06/01/2055	194,300	21,020,287
Series 2006 A, RB(f)(g)	0.00%	06/01/2060	200,000	11,111,100
Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(b)	5.00%	06/01/2025	300	342,575
Series 2019, RB(b)	4.00%	06/01/2025	910	1,007,865
Series 2019, RB(b)	4.00%	06/01/2026	950	1,074,107
Series 2019, RB(b)	4.00%	06/01/2027	985	1,130,664
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB (Acquired 06/26/2018; Cost $5,495,000)(g)(h)	5.50%	07/01/2044	5,495	6,089,573
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(g)	6.80%	12/01/2044	9,530	11,276,244
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,859,455
Series 2014, RB	5.00%	07/01/2034	1,500	1,629,887
Series 2014, RB	5.00%	07/01/2039	1,250	1,352,909
Series 2014, RB	5.00%	07/01/2044	1,000	1,077,817
Series 2017, Ref. RB	5.00%	07/01/2029	475	565,297
Series 2017, Ref. RB	5.00%	07/01/2030	425	503,300
Series 2017, Ref. RB	5.00%	07/01/2031	390	460,329
Series 2017, Ref. RB	5.00%	07/01/2032	700	824,836
Series 2017, Ref. RB	5.00%	07/01/2035	730	856,669
Series 2017, Ref. RB	5.00%	07/01/2036	570	668,995
Series 2017, Ref. RB	5.00%	07/01/2038	650	760,450
Hudson Yards Infrastructure Corp; Series 2017 XF0550, Ref. Revenue Ctfs.(i)	5.00%	02/15/2042	26,500	31,400,168
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2038	11,000	13,116,113
Series 2017 A, Ref. RB	5.00%	02/15/2039	15,705	18,702,602
Series 2017 A, Ref. RB	5.00%	02/15/2042	19,880	23,556,051
Series 2017 A, Ref. RB (INS - BAM)(c)	5.00%	02/15/2042	20,000	23,753,650
Series 2017 A, Ref. RB	5.00%	02/15/2045	30,750	36,355,181
Series 2017 A, Ref. RB (INS - AGM)(c)	4.00%	02/15/2047	575	648,167
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2035	$ 4,500	$ 5,566,052
Series 2021 A, Ref. RB	4.00%	02/15/2036	4,500	5,540,336
Series 2021 A, Ref. RB	4.00%	02/15/2038	8,720	10,657,974
Series 2021 A, Ref. RB	4.00%	02/15/2041	10,000	12,127,413
Series 2021 A, Ref. RB	4.00%	02/15/2043	10,000	12,066,301
Series 2021 A, Ref. RB	4.00%	02/15/2044	7,200	8,658,882
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	1,095,855
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	555	587,591
Jefferson County Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	4,626,804
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	1,000	1,003,349
Lockport (City of), NY;
Series 2014, GO Bonds	5.00%	10/15/2022	480	496,324
Series 2014, GO Bonds	5.00%	10/15/2023	505	540,831
Series 2014, GO Bonds	5.00%	10/15/2024	530	585,880
Long Island (City of), NY Power Authority;
Series 2012 A, RB(d)(e)	5.00%	09/01/2022	6,635	6,875,746
Series 2012 A, RB(d)(e)	5.00%	09/01/2022	12,910	13,375,245
Series 2012 A, RB	5.00%	09/01/2042	455	470,662
Series 2014 A, Ref. RB	5.00%	09/01/2039	12,315	13,718,532
Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	16,122,978
Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	5,211,134
Series 2016, Ref. RB	5.00%	09/01/2035	6,280	7,451,710
Series 2016, Ref. RB	5.00%	09/01/2041	12,335	14,548,434
Series 2017, RB	5.00%	09/01/2029	750	924,661
Series 2017, RB	5.00%	09/01/2030	1,500	1,842,366
Series 2017, RB	5.00%	09/01/2037	3,405	4,158,992
Series 2017, RB (INS - BAM)(c)	5.00%	09/01/2042	14,000	17,040,155
Series 2017, RB	5.00%	09/01/2047	12,925	15,731,498
Series 2017, RB (INS - BAM)(c)	5.00%	09/01/2047	25,000	30,568,885
Series 2018, RB	5.00%	09/01/2032	2,815	3,550,621
Series 2018, RB	5.00%	09/01/2036	2,000	2,523,326
Series 2018, RB	5.00%	09/01/2037	7,000	8,810,623
Series 2018, RB	5.00%	09/01/2038	5,000	6,280,580
Series 2018, RB	5.00%	09/01/2039	4,000	5,013,507
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,167,742
Series 2021 A, Ref. RB	5.00%	09/01/2035	2,275	3,011,981
Series 2021 A, Ref. RB	5.00%	09/01/2036	2,000	2,638,422
Series 2021 A, Ref. RB	4.00%	09/01/2037	4,300	5,239,756
Series 2021 A, Ref. RB	4.00%	09/01/2039	3,000	3,634,133
Series 2021 A, Ref. RB	3.00%	09/01/2040	2,000	2,173,165
Series 2021 A, Ref. RB	4.00%	09/01/2041	2,030	2,446,164
Series 2021 A, Ref. RB	4.00%	09/01/2042	3,000	3,605,005
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	3,500	3,641,917
Series 2012 D, Ref. RB	5.00%	11/15/2030	17,675	18,404,355
Series 2012 D, Ref. RB (INS - AGM)(c)	4.00%	11/15/2032	100	103,234
Series 2012 D, Ref. RB	5.00%	11/15/2032	2,150	2,238,299
Series 2012 H, RB	5.00%	11/15/2025	1,350	1,408,900
Series 2012 H, RB	5.00%	11/15/2030	340	354,030
Series 2012 H, RB	5.00%	11/15/2033	940	978,589
Series 2013 C, RB	5.00%	11/15/2038	4,000	4,221,649
Series 2014 B, RB	5.25%	11/15/2039	5,135	5,639,501
Series 2015 A-2, RB(e)	5.00%	05/15/2030	18,000	22,931,100
Series 2015 B, RB	5.25%	11/15/2055	9,000	10,150,898
Series 2016 C-1, RB	5.00%	11/15/2056	16,170	18,744,093
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2016 C-1, RB	5.25%	11/15/2056	$ 20,830	$ 24,443,595
Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,770,238
Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	6,857,936
Series 2017 XF0564, Ref. Revenue Ctfs.(i)	5.25%	11/15/2057	21,000	25,549,362
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(e)(j)	0.89%	02/01/2022	570	570,460
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2030	6,540	7,577,907
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	23,860	27,595,956
Series 2017 B-1, RB	5.25%	11/15/2057	4,505	5,480,947
Series 2017 C-1, Ref. RB (INS - BAM)(c)	5.00%	11/15/2031	18,000	22,243,460
Series 2017 C-1, Ref. RB (INS - BAM)(c)	5.00%	11/15/2034	24,700	30,363,458
Series 2017 C-2, Ref. RB(f)	0.00%	11/15/2040	3,750	2,343,061
Series 2019 A-2, RB (INS - AGM)(c)	5.00%	11/15/2044	7,900	9,649,553
Series 2019 C, RB (INS - AGM)(c)	4.00%	11/15/2045	560	652,295
Series 2020 C-1, RB	5.25%	11/15/2055	15,000	18,485,118
Subseries 2016 B-1, RB	5.00%	11/15/2036	3,955	4,723,883
Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	12,208,242
Monroe (County of), NY Industrial Development Agency (Parma Senior Housing Associates, L.P.); Series 2005 A, RB(b)	6.50%	12/01/2042	2,130	2,130,873
Monroe (County of), NY Industrial Development Agency (Rochester Schools Modernization);
Series 2015, RB	5.00%	05/01/2030	1,000	1,142,227
Series 2015, RB	5.00%	05/01/2031	1,500	1,712,794
Monroe County Industrial Development Corp.; Series 2020-XF0991, Ctfs.(i)	4.00%	07/01/2050	32,600	37,828,518
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	427,319
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(c)	5.00%	01/15/2038	890	968,061
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	52,039
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,082,198
Series 2017, RB	5.00%	12/01/2046	5,000	5,741,644
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	5,700	6,560,205
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	850	853,267
Series 2011, RB	6.00%	06/01/2034	1,495	1,500,961
Series 2014 A, RB	5.00%	06/01/2029	500	545,532
Series 2014 A, RB	5.50%	06/01/2034	960	1,061,499
Series 2014 A, RB	5.00%	06/01/2044	1,515	1,659,546
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	207,840
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,723,518
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	2,049,331
Series 2017 C, Ref. RB	4.00%	07/01/2043	3,175	3,620,929
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(f)(g)	0.00%	06/01/2061	400,000	20,231,880
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	21,780	21,833,862
Series 2016 A, RB	5.00%	11/15/2056	68,245	72,755,728
Municipal Assistance Corp. for the City of Troy; Series 1996 C, RB (INS - NATL)(c)(f)	0.00%	01/15/2022	1,219	1,218,124
Nassau (County of), NY;
Series 2015 B, GO Bonds(d)(e)	5.00%	04/01/2024	4,025	4,459,792
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2038	1,000	1,158,087
Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	04/01/2040	3,335	4,074,124
Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	04/01/2043	16,665	20,257,222
Series 2018 B, GO Bonds (INS - AGM)(c)	5.00%	07/01/2040	6,050	7,441,554
Series 2018 B, GO Bonds (INS - AGM)(c)	5.00%	07/01/2045	8,510	10,376,303
Series 2018 B, GO Bonds (INS - AGM)(c)	5.00%	07/01/2049	12,765	15,512,711
Nassau (County of), NY Industrial Development Agency;
Series 2007 A-C, RB	5.95%	11/01/2022	20	19,908
Series 2007 A-F, RB	5.95%	11/01/2022	25	24,874
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	$ 546	$ 532,871
Series 2021, Ref. RB(g)	9.00%	01/01/2041	270	270,627
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	331,196
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,588,402
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	930	949,703
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	1,000	1,029,459
Series 2006 A-3, RB	5.00%	06/01/2035	750	761,679
Series 2006 A-3, RB	5.13%	06/01/2046	615	626,411
Series 2006 C, RB(f)	0.00%	06/01/2046	105,975	23,803,151
Series 2006 D, RB(f)	0.00%	06/01/2060	623,215	49,365,483
Series 2006 E, RB(f)	0.00%	06/01/2060	40,000	2,484,816
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	16,368,937
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,401,628
New York & New Jersey (States of) Port Authority;
Series 2012 172, RB(b)	5.00%	10/01/2034	400	406,154
Series 2012, RB	4.00%	01/15/2042	100	100,391
Series 2016 197, Ref. RB(b)	5.00%	11/15/2035	7,000	8,304,048
Series 2017 200, Ref. RB	5.25%	10/15/2057	3,120	3,801,824
Series 2017 XF0565, Ref. Revenue Ctfs.(i)	5.25%	11/15/2056	28,000	33,522,625
Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,602,900
Series 2018 207, Ref. RB(b)	4.00%	03/15/2035	10,000	11,618,061
Series 2018 211, Ref. RB	4.00%	09/01/2038	1,700	2,005,558
Series 2018, Ref. RB	5.00%	09/01/2048	12,475	15,299,871
Series 2019 217, RB	4.00%	11/01/2049	20,660	24,086,492
Series 2019, RB	4.00%	11/01/2041	600	709,192
Series 2019, RB(b)	4.00%	11/01/2041	9,000	10,513,763
Series 2019, RB (INS - BAM)(c)	4.00%	11/01/2041	19,400	23,009,931
Series 2019, RB(b)	4.00%	11/01/2047	25,350	29,281,273
Series 2020 221, RB(b)	4.00%	07/15/2045	5,000	5,784,255
Series 2020 222, Ref. RB	4.00%	07/15/2037	3,250	3,898,034
Series 2020 222, Ref. RB	4.00%	07/15/2038	3,500	4,190,295
Series 2020, RB(b)	4.00%	07/15/2040	2,180	2,552,400
Series 2021, Ref. RB(b)	4.00%	07/15/2051	13,230	15,355,189
Series 2021, Ref. RB(b)	5.00%	07/15/2056	10,385	13,013,091
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,077
Series 1997 C, GO Bonds (INS - NATL)(c)	5.50%	11/15/2037	10	10,043
Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,951
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	381,602
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,021
Series 2017 B-1, GO Bonds	5.00%	10/01/2037	3,000	3,652,785
Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,205,148
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,251,986
Series 2018 E-1, GO Bonds	5.00%	03/01/2044	25,000	30,506,897
Series 2019 B-1, GO Bonds	4.00%	10/01/2040	28,090	32,994,579
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	744,749
Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	6,320,709
Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	20,375	24,041,874
Series 2020 AA-2, RB	4.00%	06/15/2042	20,000	23,909,544
Series 2020 AA-2, RB	4.00%	06/15/2043	25,000	29,828,557
Series 2020 C, GO Bonds	5.00%	08/01/2033	2,000	2,612,393
Series 2020 C, GO Bonds	5.00%	08/01/2034	4,000	5,210,738
Series 2020 C, GO Bonds	4.00%	08/01/2041	3,800	4,502,044
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	$ 25,000	$ 28,968,905
Series 2020 FF, Ref. RB	4.00%	06/15/2041	5,850	6,956,955
Series 2020 GG-1, RB	4.00%	06/15/2050	9,500	11,122,277
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	10,000	11,743,752
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	14,000	17,813,954
Subeeries 2019 A-1, GO Bonds	4.00%	08/01/2042	10,000	11,652,798
Subeeries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	1,090,761
Subseries 2011 D-1, GO Bonds	5.00%	10/01/2034	5	5,019
Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	350	364,065
Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	1,915	1,991,956
Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	2,500	2,600,465
Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	3,300	3,432,613
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	15,000	18,312,205
Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	8,880	11,051,836
Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	8,000	9,402,841
New York (City of), NY Industrial Development Agency; Series 1997, RB(b)(d)	6.20%	10/01/2022	11,380	11,930,661
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	950	919,504
Series 1998, RB	6.38%	11/01/2028	2,390	2,312,879
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	680	657,067
Series 2005 E-2, RB	6.13%	11/01/2035	2,575	2,315,475
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(b)	6.08%	11/01/2027	3,790	3,794,508
New York (City of), NY Industrial Development Agency (Gourmet Boutique); Series 2006, IDR (Acquired 12/06/2006; Cost $570,000)(h)(k)	10.00%	12/31/2049	570	518,700
New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.); Series 1999, RB	6.25%	03/15/2024	6,665	6,512,868
New York (City of), NY Industrial Development Agency (Special Needs Facilities Pooled Program);
Series 1999 A-1, RB	6.65%	07/01/2023	170	170,221
Series 2007 B-1, RB (INS - ACA)(c)	5.25%	07/01/2022	115	115,172
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	6,955	7,124,875
New York (City of), NY Industrial Development Agency (United Jewish Appeal); Series 2004, RB	5.00%	07/01/2034	5,000	5,018,914
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.84%) (INS - FGIC)(c)(j)	7.06%	03/01/2022	6,800	6,851,983
Series 2020, Ref. RB	4.00%	03/01/2045	16,450	18,697,411
Series 2020, Ref. RB (INS - AGM)(c)	4.00%	03/01/2045	17,770	20,548,650
New York (City of), NY Municipal Water Finance Authority;
Series 2017 EE, Ref. RB	5.00%	06/15/2037	515	625,283
Series 2019 BB-1, RB	4.00%	06/15/2049	4,800	5,631,144
Series 2019 CC-1, RB	4.00%	06/15/2049	6,450	7,566,850
Series 2019 CC-1, RB	5.00%	06/15/2049	20,990	26,501,642
Series 2020 DD-1, RB	4.00%	06/15/2050	15,000	17,561,490
Series 2021 CC-1, RB	4.00%	06/15/2051	25,000	29,695,987
New York (City of), NY Transitional Finance Authority;
Series 2013 XF2157, Revenue Ctfs.(i)	5.00%	07/15/2037	25,000	25,722,673
Series 2016 S-1, RB	5.00%	07/15/2029	650	762,775
Series 2017 S-2, Ref. RB	5.00%	07/15/2035	5,000	6,109,895
Series 2018 S-1, RB	5.00%	07/15/2043	34,000	41,962,300
Series 2018 S-3, RB	5.00%	07/15/2043	885	1,092,254
Series 2018 S-3, RB	5.25%	07/15/2045	11,475	14,383,102
Series 2019 B-1, RB	4.00%	11/01/2043	13,495	15,886,240
Series 2019 B-1, RB	4.00%	11/01/2045	19,445	22,792,239
Series 2020 C-1, RB	4.00%	05/01/2036	1,950	2,351,299
Series 2020 C-1, RB	4.00%	05/01/2037	3,375	4,056,979
Series 2020 C-1, RB	4.00%	05/01/2038	3,565	4,277,400
Series 2020 C-1, RB	4.00%	05/01/2039	3,165	3,789,616
Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,689,980
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2020 D, RB	4.00%	11/01/2040	$ 18,390	$ 21,963,762
Series 2020 D, RB	4.00%	11/01/2041	19,985	23,812,485
Series 2020 D, RB	4.00%	11/01/2043	15,000	17,792,510
Series 2020 D, RB	4.00%	11/01/2044	11,320	13,397,912
Series 2020 D, RB	4.00%	11/01/2045	9,000	10,624,731
Series 2020, Ref. RB	3.00%	11/01/2037	10,000	10,904,320
Series 2020, Ref. RB	4.00%	11/01/2038	6,750	8,098,863
Series 2020, Ref. RB	3.00%	11/01/2039	6,500	7,048,176
Series 2020-XF0992, Ctfs.(i)	4.00%	05/01/2045	20,560	24,271,608
Series 2020-XF2912, Ctfs.(i)	4.00%	05/01/2044	30,000	35,506,833
Series 2020-XF2912, Ctfs.(i)	4.00%	05/01/2045	21,000	24,791,040
Series 2020-XF2912, Ctfs.(i)	4.00%	05/01/2046	25,000	29,450,775
Series 2021 E-1, RB	4.00%	02/01/2043	6,850	8,119,963
Series 2021 E-1, RB	4.00%	02/01/2046	30,000	35,367,531
Subseries 2020 A-3, RB	4.00%	05/01/2044	1,000	1,164,465
Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	5,620	6,805,445
Subseries 2021 S-1, Ref. RB	3.00%	07/15/2038	4,325	4,726,708
Subseries 2021 S-1, Ref. RB	3.00%	07/15/2039	5,840	6,367,944
Subseries 2021 S-1, Ref. RB	4.00%	07/15/2040	1,000	1,203,602
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,102,636
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2034	300	383,401
Series 2019, Ref. RB	5.00%	12/01/2036	700	890,500
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	1,645	2,075,038
Series 2018 A, Ref. RB	5.00%	01/01/2034	1,745	2,192,707
Series 2018 A, Ref. RB	5.00%	01/01/2037	2,250	2,802,314
Series 2018 A, Ref. RB	5.00%	01/01/2038	1,830	2,274,425
Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	7,346,204
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	1,375	1,800,704
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,715	2,236,297
Series 2020 A, Ref. RB	4.00%	12/01/2033	2,300	2,778,871
Series 2020 A, Ref. RB	4.00%	12/01/2034	3,050	3,671,071
Series 2020 A, Ref. RB	4.00%	12/01/2035	950	1,140,160
New York (City of), NY Water & Sewer System; Series 2018 XF2569, Revenue Ctfs.(i)	5.00%	06/15/2048	20,000	24,460,728
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2019 AA, Ref. RB	4.00%	06/15/2040	1,500	1,784,535
New York (County of), NY Tobacco Trust V;
Series 2005 S-1, RB(f)	0.00%	06/01/2038	3,430	1,294,441
Series 2005 S-2, RB(f)	0.00%	06/01/2050	6,770	1,192,108
Series 2005 S-3, RB(f)	0.00%	06/01/2055	198,195	20,762,888
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	5,308,247
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	200	242,166
Series 2021 A, RB	4.00%	01/01/2039	275	332,278
Series 2021 A, RB	4.00%	01/01/2040	350	422,144
Series 2021 A, RB	4.00%	01/01/2041	220	264,711
Series 2021 A, RB	4.00%	01/01/2046	725	862,971
Series 2021 A, RB	4.00%	01/01/2051	1,085	1,284,831
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(c)	5.00%	10/01/2024	$ 115	$ 115,456
Series 2015 A, Ref. RB	5.00%	07/01/2048	22,500	25,579,546
Series 2015 A-1, Ref. RB(g)	4.80%	12/01/2023	1,565	1,567,609
Series 2015 B, RB(d)(e)	5.00%	02/15/2025	5	5,726
Series 2016 A, Ref. RB	5.00%	10/01/2033	600	714,511
Series 2016 A, Ref. RB	5.00%	07/01/2036	275	325,180
Series 2017 A, RB	5.00%	03/15/2041	2,970	3,577,146
Series 2017 B, Ref. RB(d)(e)	5.00%	08/15/2027	10	12,373
Series 2017 B, Ref. RB	5.00%	02/15/2041	6,015	7,323,875
Series 2017, Ref. RB	5.00%	02/15/2037	2,145	2,582,206
Series 2018 A, RB	4.00%	07/01/2035	1,125	1,311,728
Series 2018 A, RB	5.00%	07/01/2038	4,580	5,718,460
Series 2018 A, RB	5.00%	07/01/2040	4,835	6,029,895
Series 2018 A, RB	5.00%	03/15/2044	33,330	41,009,509
Series 2019 A, RB	5.00%	10/01/2034	820	1,001,151
Series 2019 A, RB	4.00%	07/01/2045	8,600	10,021,890
Series 2019 A, Ref. RB	4.00%	03/15/2048	14,800	17,130,919
Series 2020 A, RB	4.00%	07/01/2050	25,500	29,677,311
Series 2020 A, RB	4.00%	07/01/2053	20,000	23,219,698
Series 2020 A, Ref. RB	4.00%	03/15/2047	15,000	17,575,244
Series 2020 D, Ref. RB	4.00%	02/15/2047	3,000	3,483,401
Series 2020, RB(i)	4.00%	02/15/2047	40,000	46,445,340
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(g)	5.35%	12/01/2035	10,325	10,339,776
Series 2015 B-1, Ref. RB(g)	6.18%	12/01/2031	4,305	4,304,934
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	797,817
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	789,323
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,475,969
Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,556,790
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	850	873,444
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	430	441,860
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	430	441,860
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	850	873,444
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	500	511,774
Series 2012 B, RB	5.00%	07/01/2032	260	266,123
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	813,269
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(c)	5.00%	07/01/2034	20	20,049
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(c)	5.50%	05/15/2027	710	886,163
Series 2005 A, RB (INS - AMBAC)(c)	5.50%	05/15/2030	750	1,003,351
Series 2005 A, RB (INS - AMBAC)(c)	5.50%	05/15/2031	555	757,417
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	179,020
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB(d)	5.00%	07/01/2034	300	308,274
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(c)	5.25%	07/01/2030	25	29,597
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(c)	5.25%	07/01/2028	935	1,073,293
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	$ 200	$ 221,456
Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,417,464
Series 2017, Ref. RB	5.00%	07/01/2030	650	791,893
Series 2017, Ref. RB	5.00%	07/01/2031	800	971,891
Series 2017, Ref. RB	5.00%	07/01/2032	750	909,602
Series 2017, Ref. RB	4.00%	07/01/2033	415	476,896
Series 2020, RB	4.00%	07/01/2046	17,870	20,703,639
Series 2020, RB	4.00%	07/01/2050	17,500	20,203,172
Series 2021 A, Ref. RB	3.00%	07/01/2038	9,455	10,295,427
New York (State of) Dormitory Authority (General Purpose); Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,909,677
New York (State of) Dormitory Authority (Group 4); Series 2019 A, Ref. RB	4.00%	03/15/2049	22,935	26,506,530
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	171,662
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	3,198,588
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,325,894
New York (State of) Dormitory Authority (Iona College);
Series 2012 A, RB	5.00%	07/01/2032	3,000	3,064,626
Series 2021 A, RB	5.00%	07/01/2046	500	625,898
Series 2021 A, RB	5.00%	07/01/2051	1,250	1,557,807
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(c)	5.50%	07/01/2023	860	908,717
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	9,535	11,619,894
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	8,148,874
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	6,357,875
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	2,335,768
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	9,387,123
Series 2020 A, Ref. RB	4.00%	09/01/2050	39,975	45,503,331
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(c)	4.50%	05/15/2036	30	30,080
New York (State of) Dormitory Authority (New School (The));
Series 2011, Ref. RB	5.00%	07/01/2031	3,995	4,008,822
Series 2015, Ref. RB(d)(e)	5.00%	07/01/2025	145	167,949
Series 2015, Ref. RB	5.00%	07/01/2040	1,955	2,231,814
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,857,038
Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	4,190,382
Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,985,960
Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	7,825,749
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	3,460,492
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	5,689,975
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	7,523,583
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(c)	5.50%	07/01/2031	1,070	1,374,533
Series 2015 A, Ref. RB	5.00%	07/01/2045	5,890	6,709,528
Series 2016 A, RB	4.00%	07/01/2039	625	698,797
Series 2017 A, Ref. RB	4.00%	07/01/2036	5,000	5,700,594
Series 2019 A, RB	5.00%	07/01/2042	4,260	5,407,945
Series 2019 A, RB	5.00%	07/01/2049	25,540	32,137,286
Series 2021 A, Ref. RB	3.00%	07/01/2041	7,785	8,497,760
Series 2021 A, Ref. RB	4.00%	07/01/2046	7,350	8,776,648
Series 2021 A, Ref. RB	5.00%	07/01/2051	17,610	22,848,612
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,723,871
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,743,104
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(g)	5.00%	12/01/2045	$ 425	$ 480,792
Series 2017, Ref. RB(g)	5.00%	12/01/2029	3,200	3,851,062
Series 2017, Ref. RB(g)	5.00%	12/01/2030	1,900	2,278,204
Series 2017, Ref. RB(g)	5.00%	12/01/2032	1,200	1,433,163
Series 2017, Ref. RB(g)	5.00%	12/01/2033	1,700	2,028,109
Series 2017, Ref. RB(g)	5.00%	12/01/2035	1,300	1,545,869
Series 2017, Ref. RB(g)	5.00%	12/01/2036	2,100	2,494,714
Series 2017, Ref. RB(g)	5.00%	12/01/2037	800	948,954
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(d)(e)	5.00%	05/01/2023	20	21,323
Series 2013 A, RB	5.00%	05/01/2029	980	1,034,979
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB(d)(e)	5.00%	07/01/2024	925	1,033,791
Series 2015 A, Ref. RB(d)(e)	5.00%	07/01/2024	1,000	1,117,612
Series 2016, Ref. RB	5.00%	07/01/2039	500	589,226
Series 2016, Ref. RB	5.00%	07/01/2046	500	587,690
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	4,940	5,727,616
Series 2019 A, RB	5.00%	07/01/2049	5,640	6,987,031
New York (State of) Dormitory Authority (Rockefeller University); Series 2019 C, Ref. RB	4.00%	07/01/2049	19,350	22,839,101
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	11,200	14,136,132
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	270	277,527
Series 2012, RB(d)(e)	5.00%	07/01/2022	25	25,697
Series 2012, RB	5.00%	07/01/2030	6,235	6,379,269
Series 2015 A, Ref. RB	5.00%	07/01/2034	400	454,881
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	255,061
Series 2021, RB	5.00%	07/01/2051	750	903,425
New York (State of) Dormitory Authority (State University of New York); Series 2019 A, RB	4.00%	07/01/2049	5,180	5,945,798
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	5,005	5,484,453
Series 2014 A, RB	5.50%	01/01/2044	5,835	6,366,089
Series 2017, RB	5.00%	01/01/2033	2,875	3,408,057
Series 2017, RB	5.00%	01/01/2038	4,045	4,741,515
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(g)	5.50%	12/01/2047	16,140	15,202,561
Series 2017 A-2, RB(g)	5.38%	09/01/2050	25,010	24,774,358
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(g)(h)	5.38%	10/01/2042	7,540	7,619,433
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2034	2,785	2,788,924
Series 2009, RB	5.00%	09/01/2038	5,220	5,226,711
New York (State of) Energy Research & Development Authority; Subseries 2004 C1, VRD RB (LOC - Mizuho Bank, Ltd.)(b)(l)(m)	0.06%	11/01/2039	15,350	15,350,000
New York (State of) Housing Finance Agency;
Series 2007 A, VRD RB(b)(l)	0.06%	11/01/2041	24,880	24,880,000
Series 2014 C, RB	4.00%	11/01/2046	7,340	7,565,749
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	3,213,178
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,419,745
Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	12,795	14,714,941
New York (State of) Housing Finance Agency (Clinton Green South); Series 2005 A, VRD RB(b)(l)	0.06%	11/01/2038	14,000	14,000,000
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(b)	5.15%	11/01/2040	115	115,281
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2002 A, RB (LOC - JP Morgan Chase Bank)(b)(m)	5.38%	02/15/2035	2,080	2,085,779
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(b)	5.13%	08/15/2037	310	311,364
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	27,375	32,147,943
Series 2020 A, Ref. RB	4.00%	11/15/2055	13,400	15,664,163
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) State Dormitory Authority (Maimonides Medical Center); Series 2020, RB (CEP - Federal Housing Administration)	4.00%	08/01/2043	$ 1,000	$ 1,147,163
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,766,753
Series 2016 A, RB	5.00%	01/01/2046	27,465	31,815,033
Series 2018 L, Ref. RB	5.00%	01/01/2033	1,055	1,293,881
Series 2018 L, Ref. RB	5.00%	01/01/2034	1,860	2,277,144
Series 2018 L, Ref. RB	5.00%	01/01/2035	2,115	2,584,038
Series 2019 B, RB	4.00%	01/01/2041	15,000	17,474,067
Series 2019 B, RB	4.00%	01/01/2045	20,000	23,101,604
Series 2019 B, RB (INS - AGM)(c)	4.00%	01/01/2045	25,000	29,080,230
Series 2019 B, RB (INS - BAM)(c)	4.00%	01/01/2045	20,000	23,264,184
Series 2021 A-1, Ref. RB	4.00%	03/15/2045	22,080	26,073,950
Series 2021 O, Ref. RB	4.00%	01/01/2044	21,375	25,485,064
Series 2021 O, Ref. RB	4.00%	01/01/2047	19,710	23,335,698
New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	4.00%	02/15/2045	1,250	1,475,405
Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	1,176,245
New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	5,199,590
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	9,648,109
Series 2015, Ref. RB	5.00%	11/15/2045	4,500	5,115,470
Series 2016 A, RB	5.00%	11/15/2041	4,220	4,974,922
Series 2016 B, RB(f)	0.00%	11/15/2044	3,270	1,725,262
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	3,330	3,334,496
Series 2000 A, RB	6.63%	06/01/2042	19,230	19,254,618
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	1,535	1,541,485
Series 2001, RB	5.75%	06/01/2043	9,025	9,042,455
New York Counties Tobacco Trust IV;
Series 2005 D, RB(f)	0.00%	06/01/2050	66,335	12,744,512
Series 2005 E, RB(f)	0.00%	06/01/2055	154,690	17,515,023
New York Counties Tobacco Trust V; Series 2005 S4B, RB(f)(g)	0.00%	06/01/2060	715,900	34,235,340
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.45%	06/01/2040	3,005	3,649,958
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,745	3,161,174
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	13,875	15,441,776
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	4,214,366
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,138,574
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	981,320
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	1,505	1,644,694
Series 2014, Class 3, Ref. RB(g)	7.25%	11/15/2044	415	459,394
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	5,410	5,477,787
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2019, Ref. RB	2.80%	09/15/2069	1,215	1,258,676
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	79,915	113,064,349
Series 2007, RB	5.50%	10/01/2037	11,230	16,709,836
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	15,599,357
New York Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	5,000	5,910,993
Series 2020 A, Ref. RB	4.00%	11/15/2060	9,000	10,474,765
New York State Environmental Facilities Corp.;
Series 2013 A, RB	5.00%	06/15/2032	2,500	2,679,965
Series 2018 XF2586, Revenue Ctfs.(i)	5.00%	06/15/2047	20,000	24,404,670
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds); Series 2017 C, RB	5.00%	08/15/2047	5,000	6,133,418
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2016 A, Ref. RB	5.00%	06/15/2032	$ 1,000	$ 1,189,917
Series 2017 A, Ref. RB	5.00%	06/15/2046	19,030	23,226,798
Series 2018 B, RB	5.00%	06/15/2043	5,470	6,789,801
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(d)	5.50%	04/15/2035	615	877,966
New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2043	20,000	24,708,620
Series 2019 A, Ref. RB	5.00%	03/15/2039	11,555	14,697,298
Series 2019 A, Ref. RB	5.00%	03/15/2040	10,935	13,887,417
Series 2020 A, RB	4.00%	03/15/2045	31,000	36,411,840
Series 2020 A, RB	4.00%	03/15/2049	42,545	49,716,781
Series 2020 C, Ref. RB	4.00%	03/15/2041	5,000	5,931,337
Series 2020 C, Ref. RB	4.00%	03/15/2045	17,000	19,967,783
Series 2020 C, Ref. RB	4.00%	03/15/2049	8,500	9,932,839
Series 2020 C, Ref. RB	5.00%	03/15/2050	5,000	6,327,253
Series 2020, Ref. RB	3.00%	03/15/2040	11,435	12,307,145
Series 2020, Ref. RB	5.00%	03/15/2043	5,000	6,389,766
New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	4.00%	03/15/2039	5,000	6,080,942
New York State Urban Development Corp. (Bidding Group 3);
Series 2019 A, Ref. RB	4.00%	03/15/2045	10,000	11,639,722
Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,742,676
Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	11,976,750
Series 2021, Ref. RB	4.00%	03/15/2043	10,000	12,038,795
Series 2021, Ref. RB	4.00%	03/15/2044	15,000	18,015,192
Series 2021, Ref. RB	4.00%	03/15/2046	42,000	50,187,148
Series 2021, Ref. RB	4.00%	03/15/2047	50,000	59,672,425
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(b)	5.00%	12/01/2031	1,000	1,271,714
Series 2020 A, Ref. RB(b)	4.00%	12/01/2041	1,380	1,575,989
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	1,970	1,974,616
Series 2016, Ref. RB(b)	5.00%	08/01/2031	2,805	2,811,465
Series 2021, Ref. RB(b)	3.00%	08/01/2031	3,200	3,485,754
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	5,565	6,675,617
Series 2018, RB(b)	5.00%	01/01/2036	2,045	2,443,883
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(b)	5.00%	10/01/2040	10,000	12,312,911
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(b)(c)	4.00%	07/01/2035	11,600	12,541,517
Series 2016 A, RB (INS - AGM)(b)(c)	4.00%	07/01/2036	3,500	3,781,524
Series 2016 A, RB (INS - AGM)(b)(c)	4.00%	07/01/2037	11,875	12,820,543
Series 2016 A, RB(b)	5.00%	07/01/2041	36,250	40,231,501
Series 2016 A, RB(b)	5.00%	07/01/2046	22,095	24,426,489
Series 2016 A, RB(b)	5.25%	01/01/2050	4,650	5,166,052
Series 2016 A, RB (INS - AGM)(b)(c)	4.00%	01/01/2051	8,900	9,565,941
New York Transportation Development Corp. (New York State Thruway ); Series 2021, RB(b)	4.00%	10/31/2034	600	710,237
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2032	1,505	1,920,092
Series 2020, Ref. RB	5.00%	12/01/2033	1,600	2,037,899
Series 2020, Ref. RB	5.00%	12/01/2034	2,000	2,541,817
Series 2020, Ref. RB	5.00%	12/01/2036	1,610	2,040,429
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,264,463
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,524,323
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(b)(g)	4.75%	11/01/2042	790	821,989
Niagara Area Development Corp. (Niagara University);
Series 2012 A, RB(d)(e)	5.00%	05/01/2022	500	509,895
Series 2012 A, RB(d)(e)	5.00%	05/01/2022	850	866,821
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(b)	5.00%	04/01/2029	$ 725	$ 797,071
Series 2019, Ref. RB(b)	5.00%	04/01/2035	780	963,911
Series 2019, Ref. RB(b)	5.00%	04/01/2037	750	923,221
Series 2019, Ref. RB(b)	5.00%	04/01/2039	720	883,430
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	275	297,705
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(c)	5.00%	06/15/2023	935	1,002,757
North Tonawanda Housing Development Corp. (Bishop Gibbons Apartments - Section 8); Series 1994 B, Ref. RB (CEP - Federal Housing Administration)	7.38%	12/15/2021	360	360,920
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(c)	4.00%	12/01/2038	2,860	3,318,170
Series 2019, Ref. RB (INS - AGM)(c)	4.00%	12/01/2049	4,920	5,586,724
Series 2021 A, RB (INS - AGM)(c)	4.00%	12/01/2046	5,355	6,196,785
Series 2021 A, RB (INS - AGM)(c)	4.00%	12/01/2051	7,710	8,872,450
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	115,149
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,256,540
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,398,055
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,456,176
Series 2019, Ref. RB	5.00%	07/01/2032	775	925,005
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,594,807
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,675,284
Series 2019, Ref. RB	4.00%	07/01/2039	760	834,746
Series 2019, Ref. RB	5.00%	07/01/2049	3,250	3,772,105
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,520,240
Series 2017, Ref. RB	5.00%	05/01/2034	840	978,999
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,331,286
Series 2017, Ref. RB	5.00%	05/01/2040	650	748,133
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	15,950	18,947,547
Series 2019, Ref. RB	5.00%	12/01/2043	10,980	14,030,896
Series 2019, Ref. RB	5.00%	12/01/2045	16,250	20,677,117
Series 2019, Ref. RB	4.00%	12/01/2047	14,290	16,817,905
Series 2019, Ref. RB	4.00%	12/01/2049	10,185	11,965,635
Onondaga Civic Development Corp. (Le Moyne College);
Series 2012, RB(d)(e)	5.00%	07/01/2022	1,000	1,027,283
Series 2021, RB	5.00%	07/01/2046	450	558,891
Series 2021, RB	5.00%	07/01/2051	600	739,561
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(d)(e)	5.25%	12/01/2021	3,465	3,465,000
Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The));
Series 2001 B, RB (INS - AGC)(c)	5.38%	12/01/2021	380	380,000
Series 2001 B, RB (INS - AGC)(c)	5.38%	12/01/2026	1,710	1,716,560
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, RB (INS - AGC)(c)	5.38%	12/01/2026	4,835	4,855,428
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	4,085	4,114,704
Orange County Funding Corp. (Mount St. Mary College);
Series 2001 A, RB	5.00%	07/01/2037	1,320	1,343,339
Series 2012 A, RB	5.00%	07/01/2042	1,435	1,458,696
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	3,420,827
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	2,116,881
Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	8,429,986
Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(c)	3.25%	02/01/2031	10,805	11,752,468
Series 2018 B, GO Bonds (INS - AGM)(c)	3.25%	02/01/2032	5,000	5,419,088
Series 2018 B, GO Bonds (INS - AGM)(c)	4.00%	02/01/2033	9,585	10,660,466
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(b)	6.00%	08/01/2032	2,595	2,604,908
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	$ 2,525	$ 2,604,960
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(b)(m)	5.38%	12/01/2036	2,500	2,508,135
Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,407,078
Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(b)	4.00%	12/15/2046	3,780	4,413,229
Series 2021 A, RB(b)	4.00%	12/15/2051	5,025	5,843,898
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	727,342
Series 2005 A, RB(f)(g)	0.00%	08/15/2045	4,000	1,014,803
Series 2005 C, RB(f)(g)	0.00%	08/15/2060	25,000	1,382,115
Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	4,260,316
Series 2020 A, RB	4.00%	07/01/2050	1,985	2,299,965
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2047	10,720	12,720,973
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2012 A, RB(d)	5.00%	09/01/2041	1,510	1,527,617
Series 2021, Ref. RB	5.00%	09/01/2039	520	657,836
Series 2021, Ref. RB	5.00%	09/01/2041	200	251,525
St. Lawrence (County of), NY Industrial Development Agency (Curran Renewable Energy, LLC); Series 2007 B, RB(b)	7.25%	12/01/2029	3,290	2,809,897
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	1,280	1,337,268
Series 2012, RB	5.00%	07/01/2031	1,355	1,415,825
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	633,497
Suffolk (County of), NY Industrial Development Agency; Series 2007 A-C, RB	5.95%	11/01/2022	35	35,017
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	240	240,050
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, RB(b)	5.50%	01/01/2023	8,200	8,279,208
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	4,015	4,058,584
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	458,716
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(g)	6.75%	06/01/2027	410	409,628
Suffolk Tobacco Asset Securitization Corp.; Series 2008 C, RB	6.63%	06/01/2044	240	240,000
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(g)	5.35%	11/01/2049	40,865	43,289,467
Series 2016 B-2, RB(g)	5.35%	11/01/2049	5,830	6,175,886
Series 2016 C-2, RB(g)	5.35%	11/01/2049	5,760	6,101,733
Series 2016 D-2, RB(g)	5.35%	11/01/2049	3,780	4,004,262
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(n)	5.00%	07/01/2032	3,125	1,609,375
Town of Hempstead Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	2,051,514
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2028	400	417,858
Series 2013 A, Ref. RB	5.00%	11/15/2029	1,500	1,599,597
Series 2017 A, RB	5.00%	11/15/2037	4,455	5,418,795
Series 2017 A, RB	5.00%	11/15/2038	1,515	1,842,369
Series 2017 A, RB	5.00%	11/15/2047	17,095	20,612,496
Series 2017 B, Ref. RB	5.00%	11/15/2034	2,790	3,395,074
Series 2017 B, Ref. RB	5.00%	11/15/2038	9,100	11,066,373
Series 2018 XF2587, Ref. Revenue Ctfs.(i)	5.00%	11/15/2044	20,000	24,489,250
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	12,235	14,498,994
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	60,700	77,860,746
Series 2021 C-1A, RB	4.00%	05/15/2046	30,000	35,818,779
Series 2021 C-1A, RB	5.00%	05/15/2051	15,000	19,446,240
Series 2021 C-3, RB	4.00%	05/15/2051	15,000	17,794,878
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	5.00%	11/15/2044	$ 3,000	$ 3,673,388
Series 2018 A, RB	5.00%	11/15/2046	10,000	12,209,188
Series 2019 A, RB	5.00%	11/15/2049	4,000	4,968,750
Series 2019 C, RB	4.00%	11/15/2042	21,500	25,495,263
Series 2019 C, RB	4.00%	11/15/2043	21,500	25,450,636
Series 2020 A, RB	4.00%	11/15/2054	21,100	24,707,399
Series 2020 A, RB	5.00%	11/15/2054	4,100	5,198,573
Series 2021 A, RB	5.00%	11/15/2056	13,880	17,679,177
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	12,191,511
Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	15,646,605
Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,596,415
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	19,570,185
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	810	809,884
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(b)(g)	7.00%	06/01/2046	470	502,529
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,163	4,564,814
Westchester County Local Development Corp.; Series 2021, Ref. RB(g)	5.00%	07/01/2056	5,000	5,349,318
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	2,349,471
Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	8,012,025
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,922,446
Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,343,030
Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,365,274
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(g)	5.00%	06/01/2030	1,500	1,516,282
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	30,515	34,676,181
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	14,450	15,007,948
Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,476,440
Western Nassau County Water Authority (Green Bonds);
Series 2021 A, RB	3.00%	04/01/2039	1,000	1,101,373
Series 2021 A, RB	4.00%	04/01/2046	1,400	1,658,606
Series 2021 A, RB	4.00%	04/01/2051	3,750	4,422,820
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(g)	4.13%	12/01/2041	4,740	4,816,394
Yonkers (City of), NY Parking Authority; Series 1999 A, RB	6.00%	06/15/2024	660	661,105
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	493,919
Series 2019 A, RB	5.00%	10/15/2049	640	740,273
Series 2019 A, RB	5.00%	10/15/2054	465	536,079
				5,428,144,862
Puerto Rico–8.57%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		105	105,730
Series 2008 A, RB(f)	0.00%	05/15/2057		635,850	45,198,316
Series 2008 B, RB(f)	0.00%	05/15/2057		570,800	31,698,807
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds(n)	5.00%	07/01/2033	$ 2,000	$ 1,975,000
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(c)	6.00%	07/01/2028	1,270	1,284,171
Series 2006 B, GO Bonds(n)	5.25%	07/01/2032	2,500	2,481,250
Series 2007 A, Ref. GO Bonds(n)	5.25%	07/01/2026	2,200	2,150,500
Series 2007 A, Ref. GO Bonds(n)	5.50%	07/01/2032	15,700	15,444,875
Series 2009 B, Ref. GO Bonds(n)	5.88%	07/01/2036	770	766,150
Series 2009 C, Ref. GO Bonds(n)	6.00%	07/01/2039	390	382,200
Series 2011 A, Ref. GO Bonds(n)	6.00%	07/01/2028	1,000	991,250
Series 2011 A, Ref. GO Bonds(n)	6.00%	07/01/2040	3,670	3,509,437
Series 2011 C, Ref. GO Bonds(n)	6.00%	07/01/2035	2,700	2,558,250
Series 2011 E, Ref. GO Bonds(n)	5.63%	07/01/2033	3,205	3,144,906
Series 2012 A, Ref. GO Bonds(n)	5.50%	07/01/2039	5,000	4,712,500
Series 2012 A, Ref. GO Bonds(n)	5.00%	07/01/2041	5,820	5,238,000
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	12,345	13,394,832
Series 2012 A, RB(d)	5.25%	07/01/2029	1,580	1,623,966
Series 2012 A, RB(d)	6.00%	07/01/2047	3,250	3,353,814
Series 2022 A, Ref. RB(g)	5.00%	07/01/2033	1,000	1,234,832
Series 2022 A, Ref. RB(g)	5.00%	07/01/2037	2,500	3,064,553
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(c)	5.00%	07/01/2024	510	517,591
Series 2016 E-4, RB(n)	10.00%	07/01/2022	500	520,625
Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008 A, RB(n)	6.15%	07/01/2038	24,895	3,236,350
Series 2008 B, RB(n)	6.30%	07/01/2037	7,500	975,000
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 AA-2, Ref. RB(n)	5.30%	07/02/2035	4,945	5,501,312
Series 2003 G, RB(n)	5.00%	07/01/2033	8,980	5,320,650
Series 2003 G, RB(n)	5.00%	07/01/2042	1,840	1,090,200
Series 2003 H, Ref. RB(n)	5.45%	07/01/2035	1,120	663,600
Series 2003, RB(n)	5.00%	07/03/2028	9,515	1,569,975
Series 2005 K, RB(n)	5.00%	07/01/2027	6,500	3,851,250
Series 2005 K, RB(n)	5.00%	07/01/2030	1,145	678,413
Series 2005 L, Ref. RB (INS - NATL)(c)	5.25%	07/01/2023	2,600	2,701,853
Series 2005 L, Ref. RB (INS - FGIC)(c)(o)	5.25%	07/01/2030	915	848,663
Series 2007 M, RB(n)	5.00%	07/01/2046	25,000	14,812,500
Series 2007 N, Ref. RB (INS - NATL)(c)	5.25%	07/01/2032	3,235	3,508,254
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(b)	6.63%	06/01/2026	780	807,300
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2002, Ref. RB	5.38%	12/01/2021	185	185,000
Series 2006, RB	5.00%	03/01/2036	6,285	6,316,425
Series 2012, Ref. RB	5.13%	04/01/2032	875	888,784
Series 2012, Ref. RB	5.38%	04/01/2042	1,200	1,221,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital); Series 1994 A, RB	6.70%	05/01/2024	1,945	1,746,530
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(c)	5.00%	07/01/2033	5,490	5,498,779
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	650	668,261
Series 2012, Ref. RB	5.00%	10/01/2042	200	203,500
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB(n)	5.00%	07/01/2037	$ 675	$ 324,000
Series 2005 B, RB(n)	5.00%	07/01/2041	4,000	1,920,000
Series 2006 B, RB(n)	5.00%	07/01/2031	25,255	12,122,400
Series 2006 B, RB(n)	5.00%	07/01/2037	17,490	8,395,200
Series 2006 B, RB(n)	5.00%	07/01/2046	41,740	20,035,200
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2004 I, RB(n)	5.00%	07/01/2036	20,355	21,601,744
Series 2007 Q, Ref. RB(n)	5.50%	07/01/2037	850	938,188
Series 2009 P, Ref. RB(n)	6.50%	07/01/2030	4,400	4,994,000
Puerto Rico Public Finance Corp.; Series 2011 B, RB(n)	5.50%	08/01/2031	11,810	268,678
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,915,207
Series 2018 A-1, RB(f)	0.00%	07/01/2046	28,000	9,363,295
Series 2018 A-1, RB(f)	0.00%	07/01/2051	50,840	12,305,451
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	15,142,276
Series 2018 A-1, RB	5.00%	07/01/2058	37,456	43,001,634
Series 2019 A-2, RB	4.33%	07/01/2040	16,000	17,960,122
Series 2019 A-2, RB	4.54%	07/01/2053	976	1,093,535
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	14,827,901
Series 2019 A-2B, RB	4.55%	07/01/2040	1,276	1,447,091
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,152,600
Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,498,062
Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,948,437
Series 2006 Q, RB	5.00%	06/01/2036	67,190	66,014,175
				499,914,350
Guam–0.18%
Guam (Territory of);
Series 2011 A, RB(d)(e)	5.25%	01/01/2022		550	552,223
Series 2015 D, Ref. RB	5.00%	11/15/2039		750	846,557
Series 2021 F, Ref. RB	4.00%	01/01/2042		2,880	3,258,631
Guam (Territory of) Government Waterworks Authority; Series 2013, RB (INS - NATL)(c)	5.25%	07/01/2025		1,735	1,855,111
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2023		1,230	1,276,041
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2024		1,560	1,618,179
Series 2012 A, Ref. RB	5.00%	10/01/2034		610	629,709
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029		325	353,924
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031		345	357,692
					10,748,067
Northern Mariana Islands–0.17%
Northern Mariana Islands (Commonwealth of);
Series 2007 A, Ref. GO Bonds	5.00%	06/01/2030		5,375	5,117,058
Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022		245	244,194
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.25%	03/15/2028		4,515	4,482,866
					9,844,118
Virgin Islands–0.14%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(b)	5.00%	09/01/2029		665	660,232
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(c)	5.00%	10/01/2032		2,555	2,631,953
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2032		2,180	2,245,658
Series 2015, RB(g)	5.00%	09/01/2030		770	870,110
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(g)	5.00%	09/01/2033		1,500	1,694,073
					8,102,026
Total Municipal Obligations (Cost $5,717,816,261)					5,956,753,423
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Shares	Value
Common Stocks & Other Equity Interests–0.03%
New York–0.03%
CMS Liquidating Trust; (Cost $4,483,200)(k)(p)	1,401	$ 1,751,250
TOTAL INVESTMENTS IN SECURITIES(q)–102.11% (Cost $5,722,299,461)		5,958,504,673
FLOATING RATE NOTE OBLIGATIONS–(3.80)%
Notes with interest and fee rates ranging from 0.59% to 0.62% at 11/30/2021 and contractual maturities of collateral ranging from 07/15/2037 to 11/15/2057(r)		(221,545,000)
OTHER ASSETS LESS LIABILITIES–1.69%		98,293,919
NET ASSETS–100.00%		$5,835,253,592
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Zero coupon bond issued at a discount.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $274,750,099, which represented 4.71% of the Fund’s Net Assets.
(h)	Restricted security. The aggregate value of these securities at November 30, 2021 was $14,227,706, which represented less than 1% of the Fund’s Net Assets.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $153,782,978, which represented 2.64% of the Fund’s Net Assets.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Non-income producing security.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $387,843,590 are held by TOB Trusts and serve as collateral for the $221,545,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$5,956,234,723	$518,700	$5,956,753,423
Common Stocks & Other Equity Interests	—	—	1,751,250	1,751,250
Total Investments in Securities	—	5,956,234,723	2,269,950	5,958,504,673
Other Investments - Assets
Investments Matured	—	3,096,375	—	3,096,375
Total Investments	$—	$5,959,331,098	$2,269,950	$5,961,601,048
Invesco Rochester® New York Municipals Fund